Inventory	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventory	Inventory
Accounting policies
Raw materials and finished goods are stated at the lower of cost calculated using the first-in, first-out (“FIFO”) method and net realizable value. Work in progress is stated at the lower of its weighted average cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.
Inventory consists of the following (in USD thousands):

	December 31,
	2023	2022
Raw materials	$7,007	$5,195
Work in progress	1,482	1,340
Finished goods	127	124
Provision	(2,134)	(1,503)
Total	$6,482	$5,156
Inventory provision movement for the years ended December 31, 2023 and 2022, respectively are as follows (in USD thousands):

	2023	2022
As of January 1	$(1,503)	$(793)
Increase in provision	(448)	(697)
Currency Translation Adjustment	(183)	(13)
As of December 31	$(2,134)	$(1,503)